Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN: 22-0900560
Plan No: 002
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer	Description of Investment	Cost	Current Value

*	Columbia Financial, Inc.	Employer Common Stock	**	$8,825,085
	Mutual Funds:
	Vanguard	Vanguard Federal Money Market	**	8,531,314
*	Fidelity	Fidelity 500 Index	**	12,244,426
*	Fidelity	Fidelity Capital & Income	**	1,553,824
*	Fidelity	Extended Market Index	**	2,902,086
*	Fidelity	Global Ex U.S. Index	**	1,055,331
*	Fidelity	Fidelity U.S. Bond Index	**	2,033,391
*	Fidelity	Fidelity GNMA	**	441,453
*	Fidelity	Fidelity Freedom Income	**	426,240
*	Fidelity	Fidelity Freedom 2010	**	260,495
*	Fidelity	Fidelity Freedom 2015	**	170,378
*	Fidelity	Fidelity Freedom 2020	**	5,689,712
*	Fidelity	Fidelity Freedom 2025	**	7,006,738
*	Fidelity	Fidelity Freedom 2030	**	8,477,731
*	Fidelity	Fidelity Freedom 2035	**	5,842,786
*	Fidelity	Fidelity Freedom 2040	**	5,928,900
*	Fidelity	Fidelity Freedom 2045	**	5,056,453
*	Fidelity	Fidelity Freedom 2050	**	5,427,484
*	Fidelity	Fidelity Freedom 2055	**	4,052,631
*	Fidelity	Fidelity Freedom 2060	**	3,832,402
*	Fidelity	Fidelity Freedom 2065	**	799,517
*	Fidelity	Fidelity Freedom 2070	**	36,243
*	Fidelity	Fidelity Balanced	**	6,318,927
*	Fidelity	Fidelity Equity-Income	**	4,514,257
*	Fidelity	Fidelity Large Growth	**	2,293,097
*	Fidelity	Fidelity Blue Chip Growth	**	15,129,562
*	Fidelity	Fidelity Capital Appreciation	**	5,461,880
*	Fidelity	Fidelity Growth Company	**	15,258,468
*	Fidelity	Fidelity OTC Portfolio	**	9,586,958
	Vanguard	Vanguard LT Treasury	**	667,566
*	Fidelity	Fidelity Diversified International K6	**	2,744,932
	Pimco	Pimco Real Return Instl	**	631,482
	Royce	Royce Small Cap Instl	**	1,224,431
	AB	AB Small Cap Growth	**	1,135,022
	John Hancock	John Hancock Mid Cap	**	651,727
	Parnassus	Parnassus Core Equity	**	49,587
	Calvert	Calvert International	**	145,028
	Calvert	Calvert Bond Fund A	**	658,374
		Total mutual funds		148,240,833
*	Participant loans	Interest rates range from 4.00% to 10.50% with maturities through February 27, 2031	-	398,878
		Total assets held		$157,464,796
* Party-in-interest
** Historical cost has not been presented since all investments are participant-directed.
See accompanying report of independent registered public accounting firm.